FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value [Abstract]
Financial assets at fair value through profit or loss	$ 217,537,319	$ 122,350,911
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	518,380,678	335,009,475
2018 Note [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	384,503,538
Total	365,967,850
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	2,053,961	8,301,549
Financial assets at fair value through profit or loss	217,537,319	122,350,911
Total	219,591,280	130,652,460
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	2,053,961	8,301,549
Financial assets at fair value through profit or loss	217,537,319	122,350,911
Total	219,591,280	130,652,460
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	0	0
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	$ 0	$ 0